COMMITMENTS AND CONTINGENCIES - Schedule of Future Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Receivable [Abstract]
2014	$ 2,075
2015	1,030
2016	299
2017	32
2018	9
Total minimum payments	$ 3,445